                            UAM Funds
                            Funds for the Informed Investor (sm)



C & B Mid Cap Equity Portfolio
Semi-Annual Report                               April 30, 2000


[GRAPHIC]





                                                 UAM (R)

UAM FUNDS                                      C & B MID CAP EQUITY PORTFOLIO
                                               APRIL 30, 2000
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Portfolio of Investments ..................................................    3

Statement of Assets and Liabilities .......................................    6

Statement of Operations ...................................................    7

Statement of Changes in Net Assets ........................................    8

Financial Highlights ......................................................    9

Notes to Financial Statements .............................................   10
--------------------------------------------------------------------------------

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
May 17, 2000

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Mid Cap Equity Portfolio for the six-month period ended April 30, 2000.

For this six month period, the C & B Mid Cap Equity Portfolio increased by 10.56% versus 17.38% for the Russell Mid Cap Index. Given Cooke & Bieler's "high quality, low risk" approach, and the market's emphasis up until March 10, 2000 (the peak of NASDAQ) on technology and disregard for valuations, these results are particularly strong.

As of April 30, 2000, common stocks represented 97% of the portfolio, with cash reserves being 3%.

Relative results in recent months were particularly favorable due to an underweight in technology and the market embracing well-managed, fundamentally-strong companies.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Mid Cap Equity Portfolio should provide this downside protection. The high quality characteristics that we seek, as compared to the Russell Mid Cap Index, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.


Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                        Definition of Comparative Indices
                        ---------------------------------

Russell Mid-Cap Index is an unmanaged comprised of 800 stocks of U.S. companies with mid-market capitalization.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 96.6%

                                                           Shares         Value
                                                           ------         -----
AUTOMOTIVE -- 3.9%
      Snap-On .....................................        1,585        $ 41,903
                                                                        --------
BIO/SPECIAL PHARMACEUTICALS -- 1.1%
      Millipore ...................................          170          12,187
                                                                        --------
BUILDING & CONSTRUCTION -- 1.9%
      Sherwin-Williams ............................          830          20,646
                                                                        --------
CONSUMER NON-DURABLES -- 3.8%
      Hasbro ......................................        2,510          40,003
                                                                        --------
ELECTRONICS -- 2.2%
      Molex, Cl A .................................          581          23,167
                                                                        --------
ENERGY -- 2.3%
      Burlington Resources ........................          615          24,177
                                                                        --------
FINANCIAL SERVICES -- 8.1%
      Ambac Financial Group .......................          700          33,600
      Countrywide Credit Industries ...............          960          26,520
      MBIA ........................................          530          26,202
                                                                        --------
                                                                          86,322
                                                                        --------
FOOD, BEVERAGE & TOBACCO -- 4.5%
      Whitman .....................................        4,220          48,266
                                                                        --------
INSURANCE -- 5.0%
      AON .........................................          600          16,238
      UnumProvident ...............................        2,145          36,465
                                                                        --------
                                                                          52,703
                                                                        --------
MANUFACTURING -- 9.5%
      ESCO Electronics* ...........................        4,050          66,066
      Hussman International .......................        2,550          35,381
                                                                        --------
                                                                         101,447
                                                                        --------
MEDICAL PRODUCTS -- 10.6%
      Becton Dickinson ............................        1,150          29,469
      Dentsply International ......................        2,880          83,520
                                                                        --------
                                                                         112,989
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                                            Shares        Value
                                                            ------        -----
MISCELLANEOUS BUSINESS SERVICES -- 3.2%
      Viad ......................................           1,320       $ 33,495
                                                                       ---------
MULTI-INDUSTRY -- 3.0%
      National Service Industries ...............           1,470         31,605
                                                                       ---------
PHARMACEUTICALS -- 5.0%
      Covance* ..................................           2,490         22,877
      Perrigo* ..................................           5,260         29,916
                                                                       ---------
                                                                          52,793
                                                                       ---------
RESTAURANTS -- 12.2%
      CBRL Group ................................           6,940         96,293
      Wendy's International .....................           1,510         33,786
                                                                       ---------
                                                                         130,079
                                                                       ---------
RETAIL -- 3.5%
      Consolidated Stores* ......................           3,000         37,313
      Delhaize America, Cl A* ...................               1             18
                                                                       ---------
                                                                          37,331
                                                                       ---------
RETAIL - DISCOUNT -- 4.0%
      Family Dollar Stores ......................           2,250         42,891
                                                                       ---------
TECHNOLOGY -- 3.3%
      Avnet .....................................             450         35,381
                                                                       ---------
UTILITIES -- 9.5%
      Conectiv ..................................           1,700         30,175
      NICOR* ....................................           1,200         40,650
      Washington Gas Light ......................           1,170         29,981
                                                                       ---------
                                                                         100,806
                                                                       ---------
      TOTAL COMMON STOCKS
           (Cost $1,032,238) ....................                      1,028,191
                                                                       ---------


    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                      C & B MID CAP EQUITY PORTFOLIO
                                               APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 5.0%

                                                                                                Face
                                                                                               Amount       Value
                                                                                               ------       -----
REPURCHASE AGREEMENT -- 5.0%
      Chase Securities, Inc. 5.65%, dated 04/28/00,
         due 05/01/00, to be repurchased at $53,025,
         collateralized by $58,085 of a U.S. Treasury Note
         valued at $53,000 (Cost of $53,000) .............................................    $53,000   $    53,000
                                                                                                        -----------
      TOTAL INVESTMENTS -- 101.6% (Cost $1,085,238) (a) ..................................                1,081,191
                                                                                                        -----------
      OTHER ASSETS AND LIABILITIES, NET -- (1.6%) ........................................                  (16,643)
                                                                                                        -----------
      TOTAL NET ASSETS -- 100.0% .........................................................              $ 1,064,548
                                                                                                        ===========


  *   Non-Income Producing Security
 Cl   Class
(a) The cost for federal income tax purposes was $1,085,238. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $4,047. This consisted of aggregate gross unrealized appreciation for all securities of $133,767, and gross unrealized depreciation for all securities of $137,814.


    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost .............................................   $ 1,085,238
                                                                     ===========
Investments, at Value -- Note A ..................................   $ 1,081,191
Cash .............................................................            64
Receivable for Portfolio Shares Sold .............................        14,441
Receivable due from Investment Adviser -- Note B .................         8,832
Dividends and Interest Receivable ................................         1,970
                                                                     -----------
     Total Assets ................................................     1,106,498
                                                                     -----------
Liabilities
Payable for Investments Purchased ................................        27,760
Payable for Administrative Fees -- Note C ........................         4,197
Payable for Custodian Fees -- Note D .............................         1,811
Payable for Directors' Fees -- Note F ............................           576
Other Liabilities ................................................         7,606
                                                                     -----------
     Total Liabilities ...........................................        41,950
                                                                     -----------
Net Assets .......................................................   $ 1,064,548
                                                                     ===========
Net Assets Consist of:
Paid in Capital ..................................................     1,059,748
Undistributed Net Investment Income ..............................         2,176
Accumulated Net Realized Gain ....................................         6,671
Unrealized Depreciation ..........................................        (4,047)
                                                                     -----------
Net Assets .......................................................   $ 1,064,548
                                                                     ===========
Institutional Class Shares
Net Asset Value, Offering and Redemption Price Per Share 100,395
     shares outstanding ($0.001 par value) (Authorized 25,000,000)   $     10.60
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                   C & B MID CAP EQUITY PORTFOLIO
                            FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends .........................................................   $  8,887
Interest ..........................................................        853
                                                                      --------
    Total Income ..................................................      9,740
                                                                      --------
Expenses
Administrative Fees -- Note C .....................................     36,731
Printing Fees .....................................................      5,021
Registration and Filing Fees ......................................      5,351
Audit Fees ........................................................      4,264
Investment Advisory Fees -- Note B ................................      3,050
Custodian Fees -- Note D ..........................................      2,023
Directors' Fees -- Note F .........................................      1,358
Legal Fees ........................................................         34
Other Expenses ....................................................      4,091
Investment Advisory Fees Waived -- Note B .........................     (3,050)
Expenses Assumed by the Adviser--Note B ...........................    (52,747)
                                                                      --------
    Net Expenses Before Expense Offset ............................      6,126
Expense Offset -- Note A ..........................................        (52)
                                                                      --------
    Net Expenses After Expense Offset .............................      6,074
                                                                      --------
Net Investment Income .............................................      3,666
                                                                      --------
Net Realized Gain on Investments ..................................     25,749
Net Change in Unrealized Appreciation (Depreciation) on Investments     65,792
                                                                      --------
Net Gain on Investments ...........................................     91,541
                                                                      --------
Net Increase in Net Assets Resulting from Operations ..............   $ 95,207
                                                                      ========



    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
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STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months        Year
                                                                          Ended           Ended
                                                                      April 30, 2000    October 31,
                                                                       (Unaudited)        1999
                                                                      --------------   ------------
 Increase (Decrease) in Net Assets
 Operations:
     Net Investment Income ........................................   $     3,666    $     9,202
     Net Realized Gain ............................................        25,749         81,380
     Net Change in Unrealized Appreciation (Depreciation) .........        65,792        (45,094)
                                                                      -----------    -----------
    Net Increase in Net Assets Resulting from
        Operations ................................................        95,207         45,488
                                                                      -----------    -----------
 Distributions:
     Net Investment Income ........................................        (4,148)        (8,033)
     Net Realized Gain ............................................       (32,452)          --
                                                                      -----------    -----------
          Total Distributions .....................................       (36,600)        (8,033)
                                                                      -----------    -----------
 Capital Share Transactions: (1)
     Issued .......................................................        72,337        730,939
     In Lieu of Cash Distributions ................................        36,600          8,033
     Redeemed .....................................................      (549,482)      (362,462)
                                                                      -----------    -----------
    Net Increase (Decrease) from Capital Share Transactions: ......      (440,545)       376,510
                                                                      -----------    -----------
          Total Increase (Decrease) ...............................      (381,938)       413,965
 Net Assets:
     Beginning of Period ..........................................     1,446,486      1,032,521
                                                                      -----------    -----------
     End of Period (including undistributed net investment income of
        $2,176 and $2,658, respectively) ..........................   $ 1,064,548    $ 1,446,486
                                                                      ===========    ===========
 (1) Shares Issued and Redeemed:
     Shares Issued ................................................         7,067         76,598
     In Lieu of Cash Distributions ................................         3,916            830
     Shares Redeemed ..............................................       (57,536)       (36,989)
                                                                      -----------    -----------
     Net Increase in Shares Outstanding ...........................       (46,553)        40,439
                                                                      ===========    ===========


    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
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FINANCIAL HIGHLIGHTS

                                                                                      Selected Per Share Data & Ratios
                                                                        For a Share Outstanding Throughout Each Period

                                                                          Six Months                      February 18,
                                                                             Ended         Year Ended     1998*** to
                                                                        April 30, 2000     October 31,    October 31,
                                                                          (Unaudited)         1999           1998
                                                                        --------------    ------------   ------------
Net Asset Value, Beginning of Period ...................................   $    9.84       $    9.69     $   10.00
                                                                           ---------       ---------     ---------
Income from Investment Operations
     Net Investment Income .............................................        0.04            0.06          0.05
     Net Realized and Unrealized Gains (Losses) ........................        0.96            0.15         (0.32)
                                                                           ---------       ---------     ---------
     Total from Investment Operations ..................................        1.00            0.21         (0.27)
                                                                           ---------       ---------     ---------
Distributions:
     Net Investment Income .............................................       (0.03)          (0.06)        (0.04)
     Net Realized Gains ................................................       (0.21)           --            --
                                                                           ---------       ---------     ---------
     Total Distributions ...............................................       (0.24)          (0.06)        (0.04)
                                                                           ---------       ---------     ---------
Net Asset Value, End of Period .........................................       10.60       $    9.84     $    9.69
                                                                           ---------       ---------     ---------
Total Return+ ..........................................................       10.56%**         2.19%        (2.71)%**
                                                                           =========       =========     =========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..................................   $   1,065       $   1,446     $   1,033
Ratio of Expenses to Average Net Assets ................................        1.00%*          1.00%         1.01%*
Ratio of Net Investment Income to
     Average Net Assets ................................................        0.60%*          0.70%         0.86%*
Portfolio Turnover Rate ................................................          47%             81%           37%


*    Annualized
**   Not annualized
***  Commencement of Operations
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.



    The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
                                                 APRIL 30, 2000
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on exdividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the exdividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the six months ended April 30, 2000, the Administrator was paid $36,731, of which $17,632 was paid to SEI for their services, $6,337 to DST for their services, and $4,017 to UAMSSC for their services.

     Effective November 1, 1999, the Fund's Board of Directors approved a change in the Sub-administrator from Chase Global Funds Service Company to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the portfolio.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six months ended April 30, 2000, the Portfolio made purchases of $560,825 and sales of $1,035,201 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Other: At April 30, 2000, 81% of total shares outstanding were held by 1 record shareholder.

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                           William H. Park
Director, President and Chairman           Vice President

John T. Bennett, Jr.                       Gary L. French
Director                                   Treasurer

Nancy J. Dunn                              Robert R. Flaherty
Director                                   Assistant Treasurer

Philip D. English                          Robert J. Della Croce
Director                                   Assistant Treasurer

William A. Humenuk                         Martin J. Wolin, Esq.
Director                                   Secretary

James P. Pappas                            Theresa DelVecchio
Director                                   Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                       This report has been prepared for
                                       shareholders and may be distributed to
                                       others only if preceded or accompanied by a current prospectus.